Shareholders' Equity (Details) - USD ($)										12 Months Ended
		Dec. 12, 2025	Apr. 09, 2025	Mar. 03, 2025	Feb. 03, 2025	Jan. 04, 2025	Nov. 06, 2024	Oct. 17, 2024	Jul. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Dec. 29, 2023
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued											12,687,500				1
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares outstanding											12,687,500
Ordinary shares, shares authorized												Unlimited	Unlimited
Shareholders’ equity (in Dollars)											$ 1,509,173
Gross proceeds (in Dollars)		$ 2,400,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, no par value (in Dollars per share)
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	[1]									86,237,500	1,437,500
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, shares outstanding	[1]									86,237,500	1,437,500
Number of issued shares		60,000,000
Ordinary shares, shares authorized	[1]									Unlimited	Unlimited
Issued price (in Dollars per share)		$ 0.04
Voting rights										one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	[1]									11,250,000	11,250,000
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, shares outstanding	[1]									11,250,000	11,250,000
Ordinary shares, shares authorized	[1]									Unlimited	Unlimited
Voting rights										fifty
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									11,250,000
Ordinary shares, shares outstanding									11,250,000
Issued price (in Dollars per share)								$ 4
Net proceeds (in Dollars)								$ 4,678,701
Discounts and offering expenses. (in Dollars)								1,071,299
Gross proceeds (in Dollars)								$ 5,750,000
Costs capitalized (in Dollars)												$ 50,000
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of issued shares								1,250,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Number of issued shares							187,500
Issued price (in Dollars per share)							$ 4
Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Issued price (in Dollars per share)			$ 0.3
Gross proceeds (in Dollars)			$ 7,140,000
Ordinary shares agree to issue and sell			23,800,000
Offering costs (in Dollars)														$ 996,533
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of issued shares				210,000	240,000	550,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued												11,250,000	11,250,000
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares outstanding												11,250,000	11,250,000
Number of issued shares									11,250,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued														26,237,500
Ordinary shares, shares outstanding														26,237,500
Number of issued shares										83,800,000	1,437,500
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued														11,250,000
Ordinary shares, shares outstanding														11,250,000
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued														37,487,500
Ordinary shares, shares outstanding														37,487,500

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.